Intangible Assets - Summary of Intangible Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 3,342	₩ 3,363	₩ 1,717	₩ 1,163
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,264	2,234	1,144	991
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	483	332	₩ 186	₩ 72
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,595	797
Acquisition price
Disclosure of detailed information about intangible assets [line items]
Intangible assets	21,838	19,708
Acquisition price | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,491	14,303
Acquisition price | Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,083	859
Acquisition price | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,264	4,546
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(18,496)	(16,345)
Accumulated Amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(13,227)	(12,069)
Accumulated Amortization | Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(600)	(527)
Accumulated Amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (4,669)	₩ (3,749)